SHARE-BASED EMPLOYEE REMUNERATION - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement		94,862	56,919
Fair value of share options granted	¥ 1,135,000	¥ 626,000	¥ 619,000
Chief Financial Officer [Member]
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement	46,256
Chief Executive Officer
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement	36,201
Equity Compensation Plan 2017 [Member]
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement	280,000